Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Total equity attributable to the shareholders of the Company	Share capital	Additional paid in capital	Contributed surplus	Accumulated other reserves	Retained earnings	Non-controlling interest
Balance at beginning of period (in shares) at Dec. 31, 2022			222,622,889
Balance at end of period (in shares) at Jun. 30, 2023			222,622,889
Balance at the beginning of the year at Dec. 31, 2022			$ 222,623	$ 604,687	$ 1,004,094	$ 454	$ 428,513	$ (472)
Changes in equity [abstract]
Other comprehensive income	$ 131					131
Profit for the period	430,300						430,300
Cash dividends							(394,043)
Balance at the end of the year at Jun. 30, 2023	2,296,287	$ 2,296,759	$ 222,623	604,687	1,004,094	585	464,770	(472)
Balance at beginning of period (in shares) at Dec. 31, 2023			222,622,889
Balance at end of period (in shares) at Jun. 30, 2024			222,622,889
Balance at the beginning of the year at Dec. 31, 2023	2,277,346		$ 222,623	604,687	1,004,094	415	445,999	(472)
Changes in equity [abstract]
Other comprehensive income	446					446
Profit for the period	368,393						368,393
Cash dividends							(220,396)
Balance at the end of the year at Jun. 30, 2024	$ 2,425,789	$ 2,426,261	$ 222,623	$ 604,687	$ 1,004,094	$ 861	$ 593,996	$ (472)